Annual Fund Operating Expenses - Harbor Global Leaders Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	0.90%
Fee Waiver or Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.78%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%	[2]
Total Annual Fund Operating Expenses	0.98%
Fee Waiver or Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.86%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%	[2]
Total Annual Fund Operating Expenses	1.23%
Fee Waiver or Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.11%	[1]
Investor Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%	[2]
Total Annual Fund Operating Expenses	1.34%
Fee Waiver or Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.22%	[1]

[1]	The Adviser has contractually agreed to waive 0.05% of its management fee and to limit the Total Annual Fund Operating Expenses, excluding interest expense (if any), to 0.78%, 0.86%, 1.11%, and 1.22% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees.